UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934

                For the monthly distribution period from
                 November 27, 2007 to December 26, 2007

        Commission File Number of issuing entity:  333-138183-09

         Securitized Asset Backed Receivables LLC Trust 2007-BR3
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-138183

                 Securitized Asset Backed Receivables LLC
         (Exact name of depositor as specified in its Charter)

                          Sutton Funding LLC
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                  Pooling Tier Remic-1  26-0508500
                  Pooling Tier Remic-2  26-0508728
                    Lower Tier Remic  26-0508937
                    Upper Tier Remic  26-0509019
                      Grantor Trust  20-7470814

                  (I.R.S. Employer Identification No.)

       Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                               92705
                            (Zip Code)

   Registrant's Telephone Number, Including Area Code:  (212) 412-4000

                                  NONE
     (Former name or former address, if changed since last report)

                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class A-2A          [ ]             [ ]             [X]        Not Applicable
Class A-2B          [ ]             [ ]             [X]        Not Applicable
Class A-2C          [ ]             [ ]             [X]        Not Applicable
Class M-1           [ ]             [ ]             [X]        Not Applicable
Class M-2           [ ]             [ ]             [X]        Not Applicable
Class M-3           [ ]             [ ]             [X]        Not Applicable
Class M-4           [ ]             [ ]             [X]        Not Applicable
Class M-5           [ ]             [ ]             [X]        Not Applicable
Class M-6           [ ]             [ ]             [X]        Not Applicable
Class B-1           [ ]             [ ]             [X]        Not Applicable
Class B-2           [ ]             [ ]             [X]        Not Applicable
Class B-3           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]

PART I   DISTRIBUTION INFORMATION


Item 1.  Distribution and Pool Performance Information.
         The distribution report is attached as Exhibit 99.1 to this Form 10-D.

         The breach report is attached as Exhibit 99.2 to this Form 10-D.

PART II  OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

         (a) The following is a list of documents filed as part of this Report on Form 10-D:

         (99.1) Monthly Report distributed to holders of Securitized
                Asset Backed Receivables LLC Trust 2007-BR3, relating to the December 26,2007 distribution.

         (99.2) Breach Report relating to the December 26, 2007 distribution

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                     Securitized Asset Backed Receivables LLC
                                     (Depositor)

                                     /s/ John Carroll
                                     Name:  John Carroll
                                     Title: Vice President & Chief
                                            Financial Officer

     Date: January 7, 2008

EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly Report distributed to holders of Securitized Asset
           Backed Receivables LLC Trust 2007-BR3, relating to the
           December 26, 2007 distribution.

   EX-99.2 Breach Report relating to the December 26, 2007 distribution